Note 4. Intangible Assets (Details) (USD $)				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 PrecisionIR
Total Consideration				$ 3,450,000
Plus: Liabilities assumed in excess of tangible assets				2,029,692
Total fair value of PIR intangible assets and goodwill				5,479,692
Allocation of PIR intangible assets and goodwill:
Amortizable intangible assets	3,300,000	619,195	188,195	3,300,000
Trademarks				720,000
Goodwill	1,502,887	43,195	0	1,459,692
Total fair value of PIR intangible assets and goodwill				$ 5,479,692